Other Assets (Details) - USD ($) $ in Millions			12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2015
New Accounting Pronouncement, Early Adoption [Line Items]
Fixed assets, net		$ 91	$ 179
Deferred tax asset		0	95
Ceded insurance reserves		22	107
Other investments		104	92
Prepaid expenses and deferred charges		26	59
Current tax receivable		103	18
Escrow deposit		8	11
Other investments, Cost basis investment		0	11
Real Estate Investment Property, at Cost		13	8
Receivables Related To Sales of Real Estate Loans and Related Trust Assets		79	5
Other Assets, Miscellaneous		18	26
Other Assets		464	611
Accumulated depreciation on fixed assets		170	190
Debt issuance cost			30
Mortgage loans on real estate, holdback provision receivable		64	$ 5
New Accounting Pronouncement, Early Adoption, Effect [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Debt issuance cost	$ 32	$ 29